Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,155,000
Previously Paid Amount	0.00
Total Fee Amount	176.83
Total Offset Amount	0.00
Net Fee	176.83
Narrative - Max Aggregate Offering Price	$ 1,155,000
Final Prospectus	true